                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-7440
                                  ---------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  310-395-8005
                                                   ----------------------------

Date of fiscal year end:  November 30
                        ----------------------------------
Date of reporting period:  December 1, 2002 - May 31, 2003
                         ---------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2003
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING
  MARKETS VALUE PORTFOLIO
    Statement of Assets and Liabilities...........        1
    Statement of Operations.......................        2
    Statements of Changes in Net Assets...........        3
    Financial Highlights..........................        4
    Notes to Financial Statements.................        5

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Schedule of Investments.......................        8
    Statement of Assets and Liabilities...........       18
    Statement of Operations.......................       19
    Statements of Changes in Net Assets...........       20
    Financial Highlights..........................       21
    Notes to Financial Statements.................       22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP, INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (12,329,221 Shares, Cost $161,278) ++ at Value +..........  $  182,472
Receivable for Fund Shares Sold.............................         773
Prepaid Expenses and Other Assets...........................          19
                                                              ----------
    Total Assets............................................     183,264
                                                              ----------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................         742
  Fund Shares Redeemed......................................          31
  Due to Advisor............................................          57
Accrued Expenses and Other Liabilities......................           6
                                                              ----------
    Total Liabilities.......................................         836
                                                              ----------
NET ASSETS..................................................  $  182,428
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  100,000,000)..............................................  19,154,739
                                                              ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     9.52
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  171,562
Accumulated Net Investment Income (Loss)....................        (314)
Accumulated Net Realized Gain (Loss)........................     (10,014)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency Transactions..............      21,194
                                                              ----------
    Total Net Assets........................................  $  182,428
                                                              ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $171,289.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from Dimensional
    Emerging Markets Value Fund Inc....................  $   767
                                                         -------
EXPENSES
  Administrative Services..............................      274
  Accounting & Transfer Agent Fees.....................        7
  Legal Fees...........................................        1
  Audit Fees...........................................        1
  Filing Fees..........................................        9
  Shareholders' Reports................................        4
  Directors' Fees and Expenses.........................        2
  Organizational Costs.................................        1
                                                         -------
        Total Expenses.................................      299
                                                         -------
  NET INVESTMENT INCOME (LOSS).........................      468
                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities
    Sold...............................................     (688)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities..............................   24,256
                                                         -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES.............   23,568
                                                         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $24,036
                                                         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $    468    $  1,879
  Capital Gain Distributions Received
    from Dimensional Emerging Markets
    Value Fund Inc......................         --       1,050
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................       (688)     (2,972)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     24,256       3,485
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     24,036       3,442
                                           --------    --------
Distributions From:
  Net Investment Income.................     (1,969)     (1,658)
  Net Long-Term Gains...................     (1,048)     (3,179)
                                           --------    --------
        Total Distributions.............     (3,017)     (4,837)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     48,669      73,684
  Shares Issued in Lieu of Cash
    Distributions.......................      3,017       4,837
  Shares Redeemed.......................     (8,793)    (19,609)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....     42,893      58,912
                                           --------    --------
        Total Increase (Decrease).......     63,912      57,517
NET ASSETS
  Beginning of Period...................    118,516      60,999
                                           --------    --------
  End of Period.........................   $182,428    $118,516
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      5,779       8,536
    Shares Issued in Lieu of Cash
      Distributions.....................        369         602
    Shares Redeemed.....................     (1,063)     (2,303)
                                           --------    --------
                                              5,085       6,835
                                           ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS     YEAR         YEAR         YEAR         YEAR        APRIL 1
                             ENDED        ENDED        ENDED        ENDED        ENDED         TO
                            MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003        2002         2001         2000         1999         1998
                           ----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $   8.42    $   8.43      $  8.97      $ 13.67      $  8.37      $ 10.00
                            --------    --------      -------      -------      -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.04        0.18         0.18         0.10         0.33         0.06
  Net Gains (Losses) on
    Securities
    (Realized and
    Unrealized)..........       1.27        0.49        (0.58)       (3.56)        5.30        (1.69)
                            --------    --------      -------      -------      -------      -------
Total from Investment
  Operations.............       1.31        0.67        (0.40)       (3.46)        5.63        (1.63)
                            --------    --------      -------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.14)      (0.23)       (0.09)       (0.11)       (0.33)          --
  Net Realized Gains.....      (0.07)      (0.45)       (0.05)       (1.13)          --           --
                            --------    --------      -------      -------      -------      -------
Total Distributions......      (0.21)      (0.68)       (0.14)       (1.24)       (0.33)          --
                            --------    --------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................   $   9.52    $   8.42      $  8.43      $  8.97      $ 13.67      $  8.37
                            ========    ========      =======      =======      =======      =======
Total Return.............      16.03%#      8.29%       (4.60)%     (28.30)%      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)............   $182,428    $118,516      $60,999      $44,658      $43,608      $10,969
Ratio of Expenses to
  Average
  Net Assets (1).........       0.85%*      0.85%        1.00%        1.04%        1.05%        1.96%*
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.69%*      2.10%        2.34%        0.76%        1.87%        3.24%*
Portfolio Turnover
  Rate...................        N/A         N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          6%*        15%          19%          19%          18%          35%(a)

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
(a)  Calculated for the period ended November 30, 1998.
N/A  Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2003, the Portfolio owned 50% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,464.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $21,193
Gross Unrealized Depreciation.....................  (10,010)
                                                    -------
    Net...........................................  $11,183
                                                    =======

E. LINE OF CREDIT:

    The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2003.

    The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2003.

F. REIMBURSEMENT FEE:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003
                                  (UNAUDITED)

                                              SHARES          VALUE+
                                              ------          ------
BRAZIL -- (10.3%)
PREFERRED STOCKS -- (9.2%)
 *Acesita SA............................   4,130,760,696   $  1,990,567
 Aracruz Celulose SA Series B...........         293,999        584,532
 Bahia Sul Celulose SA..................         930,690        115,105
 Banco Bradesco SA......................     618,288,886      2,475,247
 *Bradespar SA..........................     142,577,592         31,230
 Brasil Telecom Participacoes SA........       1,406,899         10,411
 *Brasileira de Petroleo Ipiranga.......     202,800,000        567,227
 *Braskem SA............................       7,140,000        884,232
 Cimento Portland Itau..................       2,600,000        490,650
 *Companhia Siderurgica Paulista........         720,000         99,478
 Confab Industrial SA...................         600,000        782,480
 Coteminas Cia Tecidos Norte de Minas...      15,097,500      1,032,790
 Distribuidora de Produtos Petreleo
   Ipirangi SA..........................       4,000,000         24,263
 Duratex SA.............................      66,910,000      1,375,408
 Embraco SA.............................         342,000        163,654
 *Embratel Participacoes SA.............       1,389,166          2,682
 Forjas Taurus SA.......................     254,000,000        113,840
 Gerdau SA..............................         387,776      3,965,979
 Globex Utilidades SA...................          26,000         60,017
 *Inepar SA Industria e Construcoes.....      78,960,001         12,772
 Investimentos Itau SA..................       2,110,679      1,763,943
 *Investimentos Itau SA Itausa Itsa.....          52,150         43,583
 *Klabin SA.............................       2,101,531      1,841,280
 Marcopolo SA...........................         326,400        430,069
 Metalurgica Gerdau SA..................         198,400      2,239,738
 *Net Servicos de Communication SA......       6,500,000        766,641
 *Paranapanema SA.......................       9,588,000          7,270
 *Perdigao SA NPV.......................         199,200        886,082
 Polialden Petroquimica SA..............         780,000         87,003
 *Refinaria de Petroleo Ipiranga SA.....      14,200,000         35,889
 Ripasa SA Papel e Celulose.............       1,298,000        682,354
 Sadia SA...............................       3,838,282      1,772,018
 Siderurgica Belgo-Mineira..............      12,307,631      1,911,992
 Siderurgica de Tubarao Sid Tubarao.....     160,870,000      2,440,028
 Suzano de Papel e Celulose.............         272,508        629,043
 Suzano Petroquimica SA.................          94,000         59,552
 Tele Celular Sul Participacoes SA......       1,443,880          1,275
 Tele Centro Oeste Celular Participacoes
   SA...................................       1,389,166          2,739
 *Tele Leste Celular Participacoes SA...       1,784,040            265
 *Tele Norte Celular Participacoes SA...       1,390,958            169
 Tele Norte Leste Participacoes SA......       7,538,375         90,435
 Telemar Norte Leste SA Series A........      51,000,000        761,866
 Telemig Celular Participacoes SA.......       1,422,616          1,352
 Telenordeste Celular Participacoes
   SA...................................       1,437,735          1,226
 *Telesp Celular Participacoes..........       1,389,246          2,238
 *Trikem S.A............................     165,200,000        411,958
 Uniao des Industrias Petroquimicas SA
   Series B.............................       1,794,760        876,971
 Unibanco Unias de Bancos Brasileiros
   SA...................................       3,700,000         53,003
 *Usinas Siderurgicas de Minas Gerais
   SA...................................          41,925        153,431
 *Usinas Siderurgicas de Minas Gerais
   SA...................................       6,900,000          1,093
                                              SHARES          VALUE+
                                              ------          ------
 *Vale do Rio Doce Series B.............         239,144   $          0
 Votorantim Celulose e Papel SA.........      26,200,000        987,083
                                                           ------------
TOTAL PREFERRED STOCKS
  (Cost $21,148,362)....................                     33,724,153
                                                           ------------
COMMON STOCKS -- (1.1%)
 Brasil Telecom Participacoes SA........      51,256,779        284,828
 *Embratel Participacoes................      50,000,000        108,678
 Globex Utilidades SA...................           8,076         14,288
 Siderurgica Nacional Sid Nacional......     151,600,000      2,890,499
 Tele Celular Sul Participacoes.........      50,433,301         39,599
 Tele Centro Oeste Celular
   Participacoes........................      50,291,117        239,805
 *Tele Leste Celular Participacoes......      64,212,621         12,551
 *Tele Norte Celular Participacoes......      50,064,513         11,472
 Tele Norte Leste Participacoes.........      50,895,343        440,780
 Telemig Celular Participacoes SA.......      51,793,284         73,305
 Telenordeste Celular Participacoes
   SA...................................      50,517,828         41,708
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $2,831,892).....................                      4,157,513
                                                           ------------
TOTAL -- BRAZIL
  (Cost $23,980,254)....................                     37,881,666
                                                           ------------
INDONESIA -- (9.5%)
COMMON STOCKS -- (9.5%)
 *PT Apac Centretex Corporation Tbk.....         774,000         10,711
 PT Asahimas Flat Glass Co., Ltd........       5,333,500        946,680
 PT Astra Agro Lestari Tbk..............       7,218,500      1,389,843
 *PT Astra Graphia Tbk..................      18,779,000        813,531
 *PT Bank NISP Tbk......................      33,383,332        863,708
 *PT Bank Pan Indonesia Tbk.............     105,175,000      3,164,109
 PT Berlian Laju Tanker Tbk.............      27,228,400      1,605,525
 PT Bhakti Investama Tbk................      15,081,500        607,979
 *PT Branta Mulia Tbk...................         180,000         11,913
 *PT Budi Acid Jaya Tbk.................       6,410,000         84,850
 PT Charoen Pokphand Indonesia Tbk......      13,979,000        672,876
 *PT Ciputra Development Tbk............       6,561,800         90,807
 PT Dynaplast Tbk.......................       2,223,000        321,011
 *PT Eterindo Wahanatama Tbk............       4,599,000         35,973
 PT Ever Shine Textile Tbk..............      19,347,215        197,896
 *PT Gajah Tunggal Tbk..................       1,488,000         55,509
 *PT Great River International..........         745,000         47,067
 *PT Hero Supermarket Tbk...............         220,000         27,798
 *PT Indocement Tunggal Prakarsa Tbk....         166,000         20,975
 *PT Indorama Synthetics Tbk............       6,104,320        341,577
 PT International Nickel Indonesia Tbk..       1,579,500      1,330,505
 *PT Jakarta International Hotel and
   Development Tbk......................       4,583,000        303,327
 *PT Jaya Real Property.................       2,232,000        110,123
 *PT Karwell Indonesia..................       1,466,500         59,119
 PT Komatsu Indonesia Tbk...............       6,049,000        818,908
 PT Lautan Luas Tbk.....................       5,614,000        212,805
 *PT Lippo Land Development Tbk.........         386,400         26,736
 PT Makindo Tbk.........................       1,450,000        152,678
 *PT Matahari Putra Prima Tbk Foreign...      12,852,500        765,582
 PT Mayorah Indah.......................       7,152,072        602,461
 PT Medco Energi International Tbk......      21,844,500      3,285,875
 PT Metrodata Electronics Tbk...........      18,582,000        268,332
 *PT Modern Photo Tbk...................       1,266,500         68,583

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 *PT Mulia Industrindo..................       5,260,000   $    113,935
 *PT Mutlipolar Corporation Tbk.........       3,195,000         86,507
 *PT Panasia Indosyntec Tbk.............         403,200         13,586
 *PT Panin Insurance Tbk................      13,543,000        480,768
 *PT Sari Husada Tbk....................               1              1
 *PT Selamat Sempurna Tbk...............       1,687,000        350,190
 PT Semen Gresik Tbk....................       8,421,591      8,006,084
 *PT Sinar Mas Agro Resources and
   Technology Tbk.......................       1,688,580        370,837
 PT Sunson Textile Manufacturer Tbk.....       6,012,000        115,755
 *PT Suparma Tbk........................         676,845          7,330
 *PT Surya Dumai Industri Tbk...........       5,145,000        309,567
 *PT Surya Toto Indonesia...............          46,400         30,710
 PT Tempo Scan Pacific..................       6,466,000      4,162,827
 PT Tigaraksa Satria Tbk................          68,400         25,516
 PT Timah Tbk...........................       4,695,000        423,736
 PT Tunas Ridean Tbk....................      10,810,000        383,748
 *PT Ultrajaya Milk Industry &
   Trading Co...........................       9,145,000        550,241
 PT Unggul Indah Corp. Tbk..............         371,435         65,929
                                                           ------------
TOTAL -- INDONESIA
  (Cost $32,646,139)....................                     34,812,639
                                                           ------------
ISRAEL -- (9.4%)
COMMON STOCKS -- (9.4%)
 *AFCon Projects (84), Ltd..............          10,500          5,987
 American Israeli Paper Mills, Ltd......          13,563        592,513
 *Ashtrom Properties, Ltd...............         171,400         41,924
 Azorim Investment Development &
   Construction Co., Ltd................         145,603        911,054
 *Bank Hapoalim, Ltd....................       2,389,600      5,110,862
 *Bank Leumi Le-Israel..................       3,150,950      4,968,392
 *Bank of Jerusalem.....................          71,150         63,136
 *Blue Square Chain Stores Properties
   Investment...........................          33,400        306,338
 *CLAL Industries, Ltd..................         497,096      1,839,086
 Delta Galil Industries, Ltd............          78,554      1,075,990
 *Discount Mortgage Bank, Ltd...........           3,611        310,160
 *Elbit Medical Imaging.................          71,247        433,642
 Elco Industries (1975).................          12,111         53,129
 *Electra Consumer......................          23,400        244,915
 *Electrochemical Industries (1952),
   Ltd..................................          48,800          5,774
 Elite Industries, Ltd..................          10,080        341,275
 *Elron Electronic Industries, Ltd......         101,496        812,204
 *Feuchtwanger Industries...............           2,800          9,505
 *First International Bank of Israel....         220,660        967,992
 *First International Bank of Israel,
   Ltd..................................         434,800        393,249
 *Formula Systems (1985), Ltd...........          35,400        397,092
 Granite Hacarmel Investments, Ltd......         142,500        222,099
 *Ham-Let Ltd...........................          26,300         43,684
 *IDB Bankholding Corp., Ltd............          75,500      1,611,354
 *IDB Development Corp., Ltd.
   Series A.............................          87,522      1,907,761
 *Israel Cold Storage & Supply
   Co., Ltd.............................           7,000         22,282
 Israel Corp. Series A..................           4,000        447,509
 *Israel General Bank, Ltd..............           4,400        135,053
 *Israel Land Development Co., Ltd......         120,700        288,362
 *Israel Petrochemical Enterprises,
   Ltd..................................         107,769        333,483
 *Israel Steel Mills, Ltd...............          97,000            861
 *Kardan Real Estate....................           3,052          2,951
 *Knafaim-Arkia Holdings, Ltd...........          27,312        186,741
 *Koor Industries, Ltd..................          75,069      1,568,009
 *Leader Underwriters, Ltd..............         113,800        100,465
                                              SHARES          VALUE+
                                              ------          ------
 M.A.Industries, Ltd....................         227,355   $    628,524
 *Mashov Computer.......................           1,953            664
 Mehadrin, Ltd..........................           6,200         82,526
 *Merhav-Ceramic & Building Materials
   Center, Ltd..........................          36,232         33,800
 Middle East Tube Co....................          46,200         63,072
 *Miloumor, Ltd.........................          26,800        120,676
 *Minrav Holdin.........................           2,000         52,332
 Mivtach Shamir Holdings, Ltd...........          26,600        194,764
 *Nice Systems, Ltd.....................          50,930        750,913
 *OCIF Investments and Development,
   Ltd..................................           3,380         44,605
 *Ormat Industries, Ltd.................         271,810        717,405
 *Otzar Hashilton Hamekomi, Ltd.........           1,050         59,727
 Packer Plada, Ltd......................           1,677         73,223
 *Polgat Industries, Ltd. Series B......          21,900         42,305
 Property and Building Corp., Ltd.......           7,261        459,450
 *Scitex Corp., Ltd.....................         149,091        310,055
 *Secom.................................          60,500         35,791
 *Shekem Real Estate....................           3,457         21,631
 *Shrem Fudim Kelner & Co., Ltd.........          28,100         44,308
 Super-Sol, Ltd. Series B...............         191,937        439,337
 *Team Computer & Systems, Ltd..........           2,800         39,563
 *Tefahot Israel Mortgage Bank, Ltd.....         150,477      1,464,369
 *Union Bank of Israel, Ltd.............         227,856        622,132
 *United Mizrahi Bank, Ltd..............         749,715      2,219,293
 *Urdan Industries, Ltd.................         183,950         54,411
 *Ytong Industries, Ltd.................         150,550        143,185
 Zur Shamir Insurance Co., Ltd..........          62,779         47,081
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $35,853,760)....................                     34,519,975
                                                           ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $733)..........................                            811
                                                           ------------
TOTAL -- ISRAEL
  (Cost $35,854,493)....................                     34,520,786
                                                           ------------
TURKEY -- (8.6%)
COMMON STOCKS -- (8.6%)
 Adana Cimento Sanayi Ticaret A.S.......      78,528,900         69,218
 Akbank T.A.S...........................   1,493,024,087      5,483,299
 Aksa...................................     117,857,460      1,047,072
 Aksigorta A.S..........................     177,115,000        591,622
 *Alarko Sanayii ve Ticaret A.S.........       5,005,999        280,154
 *Alternatifbank A.S....................      92,489,842         37,526
 *Altinyildiz Mensucat ve Konfeksiyan
   Fabrikalari A.S......................      39,105,000         30,912
 Anadolu Anonim Turk Sigorta Sirketi....     296,805,040        218,010
 Anadolu Cam Sanayii A.S................     358,311,165        473,738
 Anadolu Gida Sanayi A.S................      38,760,000         65,075
 Bagfas Bandirma Gubre Fabrik...........       7,420,000        125,613
 Bati Cimento A.S.......................     124,655,062        222,365
 Bolu Cimento Sanayi A.S................     214,989,704        294,774
 Borusan................................      70,119,000        214,600
 Bossa Ticaret ve Sanayi Isletmeleri
   A.S..................................     166,950,000        277,958
 Brisa Bridgestone Sanbanci Lastik San &
   Tic A.S..............................       9,261,000        267,238
 CIMSA A.S. (Cimento Sanayi ve
   Ticaret).............................     250,024,000        747,711
 *Dardanel Onentas......................      16,183,440          9,849
 *Dogan Sirketler Grubu Holdings A.S....   1,619,715,780      1,518,306
 *Dogan Yayin Holding A.S...............     920,220,540      1,673,713
 *Doktas................................      19,200,000         52,718

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 *Eczacibasi Yapi Gere..................      92,750,000   $    244,933
 *Eregli Demir ve Celik Fabrikalari Turk
   A.S..................................     174,141,500      2,351,123
 *Finansbank............................   1,087,722,789        730,475
 Goltas Cimento.........................       7,768,000         39,940
 Gubre Fabrikalari Ticaret A.S..........       3,249,000         30,001
 Gunes Sigorta A.S......................     160,272,000        184,994
 *Ihlas Finans Kurumu...................      13,500,000              0
 *Ihlas Holding.........................      94,016,000         97,337
 *Is Gayrimenk..........................     932,191,400        632,547
 *Izmir Demir Celik.....................     230,946,541        182,560
 Kartonsan..............................       1,000,000         41,973
 Kordsa Kord Bezi Sanayi ve Ticaret
   A.S..................................      31,095,000        121,813
 Mardin Cimento.........................      51,378,750        179,709
 Marshall Boya ve Vernik Sanayii A.S....       3,571,000         79,938
 *Medya Holdings A.S. Series C..........      33,508,000        161,739
 *Milpa Ticari ve Sinai Urunler
   Pazarlama............................      44,340,480         28,847
 *Net Holding A.S.......................     123,098,207         63,723
 *Net Turizm Ticaret ve Sanayi..........      92,089,000         57,978
 Netas Northern Electric
   Telekomunikasyon A.S.................      24,805,400        498,884
 *Pinar Entegre et ve Yem Sanayii A.S...      21,496,500         17,293
 *Pinar Sut Mamulleri Sanayii A.S.......      20,146,500         26,214
 *Raks Elektroniks A.S..................       5,859,000          8,361
 *Sabah Yayincilik A.S..................      31,938,000         84,900
 Sarkuysan Elektrolitik Bakir Sanayi
   A.S..................................      37,099,827        155,718
 *Sasa Suni ve Sentetik Elyat Sanayi
   A.S..................................     214,680,000        480,571
 Tat Konserve Sanayii A.S...............      38,954,649        200,291
 *Tekstil Bankasi A.S...................     144,165,697         50,425
 Ticaret ve Sanayi A.S..................      15,599,996         26,191
 *Tire Kutsan Oluklu Mukavvakutu ve
   Kagit Sanayi A.S.....................       5,388,750         12,346
 *Tofas Turk Otomobil Fabrikasi A.S.....     544,993,508        625,246
 *Trakya Cam Sanayii A.S................     756,007,460      1,705,578
 Turk Demir Dokum Fabrikalari...........      74,199,768        236,173
 *Turk Dis Ticaret Bankasi A.S..........     570,999,980        435,390
 *Turk Siemens Kablo ve Elektrik Sanayi
   A.S..................................       9,828,000         44,688
 *Turk Sise ve Cam Fabrikalari A.S......     804,161,271      1,035,087
 *Turkiye Garanti Bankasi A.S...........   1,604,159,726      2,199,477
 *Turkiye Is Bankasi A.S. Series C......     713,397,000      2,358,027
 USAS (Ucak Servisi A.S.)...............       3,420,000         29,666
 *Unye Cimento Sanayi ve Ticaret A.S....      20,978,642         16,877
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................     223,134,000        608,760
 *Yapi ve Kredi Bankasi A.S.............   1,405,653,434      1,642,141
 *Yatak ve Vorgan Sanayi ve Ticaret
   Yatas................................       6,552,000          8,296
                                                           ------------
TOTAL -- TURKEY
  (Cost $24,271,313)....................                     31,437,701
                                                           ------------
THAILAND -- (8.3%)
COMMON STOCKS -- (8.3%)
 *Adkinson Securities Public Co., Ltd.
   (Foreign)............................       1,753,500        361,286
 *Advance Agro Public Co., Ltd.
   (Foreign)............................       1,587,830        532,573
 American Standard Sanitaryware
   (Thailand) Public Co. Ltd.
   (Foreign)............................           4,150         17,499
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................       4,575,300      1,699,021
                                              SHARES          VALUE+
                                              ------          ------
 *Bangkok Land Public Co., Ltd.
   (Foreign)............................       1,196,200   $     98,585
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................      12,208,000      2,515,304
 Banpu Public Co., Ltd. (Foreign).......       1,122,000      1,122,269
 Big C Supercenter Public Co., Ltd.
   (Foreign)............................       1,274,800        433,688
 Capital Nomura Securities Public Co.,
   Ltd. (Foreign).......................         370,100        290,387
 Central Plaza Hotel Public Co., Ltd.
   (Foreign)............................         361,500        181,010
 *Ch Karnchang Public Co., Ltd.
   (Foreign)............................         750,700        285,964
 Charoen Pokphand Foods Public Co., Ltd.
   (Foreign)............................      11,854,940      1,198,559
 Eastern Water Resources Development &
   Management Public Co., Ltd.
   (Foreign)............................         715,900        608,875
 Hana Microelectronics Public Co., Ltd.
   (Foreign)............................         187,000        385,290
 ICC International Public Co., Ltd......       2,755,000      1,580,791
 Kang Yong Electric Public Co., Ltd.
   (Foreign)............................         236,200        331,042
 Laguna Resorts & Hotels Public Co.,
   Ltd. (Foreign).......................         545,800        483,819
 Modernform Group Public Co., Ltd.
   (Foreign)............................          46,000         24,025
 Muramoto Electronic (Thailand) Public
   Co., Ltd. (Foreign)..................         134,300        624,202
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................       9,023,000      2,983,166
 National Petrochemical Public Co., Ltd.
   (Foreign)............................       2,010,600      2,577,074
 *Pacific Assets Public Co., Ltd.
   (Foreign)............................         380,000         50,072
 *Padaeng Industry Public Co., Ltd.
   (Foreign)............................       1,600,800        406,528
 *Pizza Public Co., Ltd. (Foreign)......          69,448        111,476
 Regional Container Lines Public Co.,
   Ltd. (Foreign).......................         695,000      1,090,620
 Saha Pathana Inter-Holding Public Co.,
   Ltd..................................       3,316,000        659,387
 Saha Pathanapibul Public Co., Ltd.
   (Foreign)............................       1,367,000        203,052
 Saha-Union Public Co., Ltd. (Foreign)..       3,025,300      1,311,881
 *Sahaviriya Steel Industries Public
   Co., Ltd. (Foreign)..................       6,280,300      1,309,022
 *Samart Corp. Public Co., Ltd.
   (Foreign)............................         455,200        159,222
 Siam Food Products Public Co., Ltd.
   (Foreign)............................          97,100        202,389
 Siam Industrial Credit Public Co.,
   Ltd..................................       4,055,050        675,194
 *Sino-Thai Engineering & Construction
   Public Co., Ltd. (Foreign)...........         212,000         22,145
 *Standard Chartered Nakornthon Bank
   Public Co., Ltd. (Foreign)...........             839         66,332
 *TPI Polene Public Co., Ltd.
   (Foreign)............................       3,890,162      1,509,837
 *Thai Farmers Bank Public Co., Ltd.
   (Foreign)............................       1,530,000      1,438,727
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................       9,457,000        965,185
 Thai Plastic and Chemicals Public Co.,
   Ltd. (Foreign).......................          29,000         62,530
 Thai Rayon Public Co., Ltd.............          16,500        113,057
 Thai Rung Union Ca-Foreign.............       5,386,250        916,204

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 *Tuntex (Thailand) Public Co., Ltd.
   (Foreign)............................       1,987,600   $    139,046
 *United Communication Industry Public
   Co., Ltd. (Foreign)..................         864,400        308,566
 *Vinythai Public Co., Ltd. (Foreign)...       1,159,518        285,519
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $26,602,776)....................                     30,340,420
                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
 *Adkinson Securities Public Co., Ltd.
   Warrants 01/16/04....................         876,750         28,147
 *Adkinson Securities Public Co., Ltd.
   Warrants 01/16/06....................         876,750         56,714
                                                           ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         84,861
                                                           ------------
TOTAL -- THAILAND
  (Cost $26,602,776)....................                     30,425,281
                                                           ------------
TAIWAN -- (8.3%)
COMMON STOCKS -- (7.7%)
 *AGV Products..........................         152,000         35,481
 Abit Co., Ltd..........................         322,000         72,380
 Allis Electric Co., Ltd................          86,320         16,916
 *Ambassador Hotel......................         118,000         26,695
 *Apex Science & Engineering Corp.......         103,000         23,895
 *Arima Computer Corp...................         800,000        255,908
 Asia Cement Corp.......................       1,651,000        632,804
 Asia Chemical Corp.....................         111,000         20,313
 *Asia Polymer Corp.....................          75,000         38,473
 *Aurora Corp...........................         210,650         86,506
 Bank of Kaohsiung Co., Ltd.............         256,020        115,836
 *Behavior Tech Computer................         271,000         82,393
 *Bes Engineering Corp..................         763,980         78,379
 CMC Magnetics Corp.....................         632,000        324,196
 CTCI Corp..............................         306,000        202,824
 *Carnival Industrial Corp..............         336,000         39,991
 *Cathay Real Estate Development Co.,
   Ltd..................................         879,000        210,251
 Central Reinsurance Co., Ltd...........          99,000         34,807
 Chang Hwa Commercial Bank..............       2,341,420        961,534
 Chang-Ho Fibre Corp....................          50,000         17,939
 Charoen Pokphand Enterprises Co.,
   Ltd..................................          96,000         14,110
 *Cheng Loong Corp......................         801,000        219,294
 *Chia Her Industrial Co., Ltd..........         266,000         22,997
 *Chia Hsin Cement Corp.................         391,000        162,259
 *Chia Hsin Food & Synthetic Fiber Co.,
   Ltd..................................         956,000         68,876
 *Chia-I Industrial Co., Ltd............         252,000         51,925
 *Chien Tai Cement Co., Ltd.............         277,000         11,974
 China Airlines.........................       1,963,065        729,785
 *China Chemical & Pharmaceutical Co....         105,000         24,661
 China Electric Manufacturing Co.,
   Ltd..................................         118,000         28,055
 *China General Plastics Corp...........         237,000         70,349
 *China Glaze Co., Ltd..................          54,000          9,804
 *China Life Insurance Co., Ltd.........         362,350         87,716
 *China Man-Made Fiber Co., Ltd.........         738,000        207,363
 *China Petrochemical Development
   Corp.................................         830,000         89,937
 *China Rebar Co., Ltd..................         735,000         56,131
 China Steel Structure Co., Ltd.........          62,220         24,207
 *China Synthetic Rubber Corp...........         232,960         67,135
 *China United Trust & Investment
   Corp.................................         531,145         45,461
                                              SHARES          VALUE+
                                              ------          ------
 *China Wire & Cable Co., Ltd...........         143,000   $     17,514
 Chun Yuan Steel Industrial Co., Ltd....         267,000        115,418
 *Chung Hsin Electric & Machinery Co.,
   Ltd..................................         321,000         83,256
 *Chung Hwa Pulp Corp...................         315,000        122,550
 *Chung Shing Textile Co., Ltd..........         228,600         11,331
 Collins Co., Ltd.......................         128,000         35,043
 *Compeq Manufacturing Co., Ltd.........         565,000        225,512
 *Compex International Co. Ltd..........          58,000         11,032
 Continental Engineering Corp...........         457,272        151,545
 *Cosmos Bank Taiwan....................         588,000        235,539
 DFI, Inc...............................          64,000         29,695
 *Der Pao Construction Co., Ltd.........         143,000         41,829
 *EMC...................................          93,000         18,359
 *Enlight Corp..........................          79,000         19,352
 *Entie Commercial Bank.................       1,141,000        217,020
 *Eten Information Systems, Ltd.........          49,000         16,522
 *Eva Airways Corp......................       1,927,094        666,430
 *Ever Fortune Industrial Co., Ltd......         409,000          3,890
 Everest Textile Co., Ltd...............         157,590         24,978
 Evergreen Marine Corp., Ltd............       1,174,120        883,128
 Everlight Chemical Industrial Corp.....         128,950         35,117
 *Everspring Industry Co., Ltd..........         206,000         67,380
 Far East Department Stores, Ltd........         560,000        115,389
 Far East Textile, Ltd..................       2,282,650        822,280
 Far Eastern International Bank.........         825,000        296,001
 *Far Eastern Silo & Shipping Corp......         476,000         56,928
 *First Copper Technology Co., Ltd......         150,000         29,611
 First Financial Holding Co., Ltd.......       3,071,000      1,823,130
 *First International Computer, Inc.....       1,188,000        195,147
 Formosa Taffeta Co., Ltd...............         862,160        357,784
 *Formosan Rubber Group, Inc............         131,000         28,692
 Formosan Union Chemical Corp...........          67,535         30,945
 *Fuh-Hwa Financial Holding Co., Ltd....       1,837,258        505,643
 *Giga Storage Corp.....................          83,000         23,561
 *Gold Circuit Electronics, Ltd.........         134,400         37,183
 *Goldsun Development & Construction
   Co., Ltd.............................         623,000         64,275
 *Grand Commercial Bank.................         898,000        263,965
 *Grand Pacific Petrochemical Corp......         211,000         66,280
 Great China Metal Industry Co., Ltd....          99,000         44,222
 Great Wall Enterprise Co., Ltd.........         366,000         90,709
 Hey Song Corp..........................         225,000         64,841
 *Hocheng Corp..........................         138,000         26,049
 *Hong Ho Precision Textile Co., Ltd....          92,960         15,270
 *Hong Tai Electric Industrial Co.,
   Ltd..................................         109,000         30,784
 *Hsinchu International Bank............         710,940        302,201
 Hsing Ta Cement Co., Ltd...............         138,000         34,599
 *Hua Eng Wire & Cable Co., Ltd.........         207,000         43,249
 *Hualon Corp...........................         257,040          7,037
 *Hung Ching Development & Construction
   Co., Ltd.............................         199,000         11,929
 *Hung Poo Construction Corp............         133,000         25,297
 *Hung Sheng Construction Co., Ltd......         183,000         23,679
 *Infodissc Technology Co., Ltd.........         304,000         93,741
 International Bank of Taipei...........       1,560,758        692,671
 Kang Na Hsiung Co., Ltd................          69,000         27,640
 *Kao Hsing Chang Iron & Steel Corp.....         178,000         41,550
 *King Yuan Electronics Co., Ltd........         246,000         98,896
 Kingdom Construction Co., Ltd..........         161,000         22,085
 *Kwong Fong Industries Corp............         230,000         18,360
 *Lan Fa Textile Co., Ltd...............         285,480         71,987
 *Lead Data Co., Ltd....................         101,000         26,487
 *Lealea Enterprise Co., Ltd............         409,000         64,238

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 Lee Chang Yung Chemical Industry
   Corp.................................         271,920   $     94,819
 *Leofoo Development Co., Ltd...........          87,000         17,425
 *Li Peng Enterprise Co., Ltd...........         188,000         23,188
 Lien Hwa Industrial Corp...............         370,000         83,703
 Ling Sheng PrecisionIndustrial Corp....          86,320         28,234
 *Long Bon Development Co., Ltd.........         191,000         30,824
 *Long Chen Paper Co., Ltd..............         168,000         24,934
 *Lucky Cement Corp.....................         169,000         22,501
 *Luxon Electronics Corp................          81,400         17,828
 *Macronix International Co., Ltd.......         821,000        140,777
 *Medium Business Bank of Taitung
   District.............................         163,395          7,393
 *Megamedia Corp........................          65,782          8,171
 Mercuries & Associates, Ltd............         357,000         84,878
 *Mercuries Data Co., Ltd...............         123,000         51,398
 *Merida Industry Co., Ltd..............          66,000         23,205
 *Microelectronics Technology, Inc......         277,000         82,222
 *Microtek International, Inc...........         115,062         29,346
 Mitac International Corp...............         579,120        202,775
 *Mosel Vitelic Inc. Co., Ltd...........       1,814,000         77,892
 *Namchow Chemical Industrial Co.,
   Ltd..................................         156,000         24,726
 *Nankang Rubber Tire Co., Ltd..........         104,312         50,803
 *New Asia Construction & Development
   Co., Ltd.............................         146,000         12,665
 *Ocean Plastics Co., Ltd...............          87,000         19,431
 *Opto Tech Corp........................         120,000         38,213
 *Orient Semiconductor Electronics,
   Ltd..................................         666,855         77,832
 *Pacific Construction Co., Ltd.........         721,000         11,844
 *Pacific Electric Wire & Cable Corp....       1,873,020         44,262
 *Pan Overseas Electronics Co., Ltd.....          71,000         22,200
 *Picvue Electronics, Ltd...............         210,000         45,692
 Primax Electronics, Ltd................         231,000        113,836
 *Prince Housing & Development Corp.....         304,000         27,158
 *Procomp Informatics, Ltd..............         222,000         92,127
 *Prodisc Technology Inc................         222,000        115,158
 Radium Life Tech.......................          79,200         15,406
 Ralec Electronic Corp..................          87,500         52,197
 *Rectron, Ltd..........................         116,000         16,715
 *Rexon Industrial Corp., Ltd...........          82,000         35,447
 Ritek Corp.............................       1,436,250        662,248
 *SDI Corp..............................          69,000         24,756
 Sampo Corp.............................         833,000        276,066
 San Fang Chemical Industry Co., Ltd....          68,000         44,288
 *San Yang Industrial Co., Ltd..........         451,000         72,784
 Sanyo Electric Co., Ltd................         256,000         99,228
 Shihlin Electric & Engineering Corp....         421,000        192,908
 Shinkong Co., Ltd......................          88,200         20,080
 *Shinkong Synthetic Fibers Co., Ltd....       1,073,000        163,888
 Sincere Navigation Corp................         108,150         37,245
 *Siward Crystal Technology Co., Ltd....          38,000         22,340
 *Solomon Technology Corp...............         210,000         57,190
 *South China Insurance Co., Ltd........          80,734         40,949
 *Southeast Cement Co., Ltd.............         234,000         46,193
 Standard Foods Taiwan, Ltd.............         134,000         28,769
 *Ta Chen Stainless Pipe Co., Ltd.......          81,000         16,807
 *Ta Chong Bank.........................         784,000        185,268
 Ta Ya Elec Wire & Cable Co., Ltd.......         272,000         78,386
 Tah Hsin Industrial Corp...............         101,000         26,487
 *Taian Electric Co., Ltd...............          75,000         20,965
 *Taichung Commercial Bank..............         861,000        124,063
 *Tainan Business Bank..................         405,000         61,275
 *Tainan Spinning Co., Ltd..............       1,216,000        241,798
                                              SHARES          VALUE+
                                              ------          ------
 *Taisan Enterprise Co., Ltd............         135,000   $     17,702
 *Taita Chemical Co., Ltd...............          86,000         22,677
 *Taiwan Business Bank..................       2,067,000        390,169
 *Taiwan Cement Corp....................       1,978,520        672,811
 Taiwan Fire & Marine Insurance Co.,
   Ltd..................................          88,125         29,587
 Taiwan Glass Ind. Corp.................         160,000        100,519
 *Taiwan Kolin Co., Ltd.................         171,000         20,106
 Taiwan Navigation Co., Ltd.............          97,060         40,279
 *Taiwan Pulp & Paper Corp..............         184,000         25,028
 *Taiwan Sakura Corp....................          79,000         18,896
 Taiwan Synthetic Rubber Corp...........         341,000         71,246
 *Taiwan Tea Corp.......................         654,000         57,861
 *Tatung Co., Ltd.......................       3,410,000        594,539
 Teapo Electronic Corp..................          79,000         25,612
 *Teco Electric & Machinery Co., Ltd....       1,565,000        469,049
 *Tecom, Ltd............................         189,000         65,360
 *The Chinese Bank......................         986,000        203,167
 *The Farmers Bank of China.............         698,000        156,899
 *Ton Yi Industrial Corp +..............         859,000        235,173
 *Tung Ho Steel Enterprise Corp.........         371,700         92,122
 *Twinhead International Corp...........         174,000         26,326
 *Tycoons Group Enterprise Co., Ltd.....         178,000         36,677
 U-Ming Marine Transport Corp...........         355,000        140,159
 *UPC Technology Corp...................         392,000        131,043
 *Union Bank of Taiwan..................         833,000        174,042
 *Union Insurance Co., Ltd..............         187,171         80,370
 Uni-President Enterprises Corp.........       2,706,130        830,556
 *Unitech Printed Circuit Board Corp....         202,000         46,280
 *Universal Cement Corp.................         150,000         38,689
 *Universal Microelectronics Co.,
   Ltd..................................          67,000         37,072
 *Universal Scientific Industrial Co.,
   Ltd..................................         447,000        162,311
 *Usi Corp..............................         624,000        160,945
 *WUS Printed Circuit Co., Ltd..........         120,000         40,288
 *Walsin Lihwa Corp.....................       2,926,000        737,824
 *Walsin Technology Corp., Ltd..........         147,000         88,115
 *Wei Chuan Food Corp...................         167,000         39,464
 *Winbond Electronics Corp..............       1,832,000        876,403
 *Wintek Corp...........................          97,000         61,219
 *Yageo Corp............................       1,660,840        382,903
 *Yang Ming Marine Transport Corp.......       1,027,000        559,375
 *Yi Jinn Industrial Co., Ltd...........         156,000         23,378
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................       1,018,920        327,405
 Yulon Motor Co., Ltd...................         209,880        242,541
 Yung Tay Engineering Co., Ltd..........         172,000        101,614
 Zig Sheng Industrial Co., Ltd..........         328,000         85,072
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $30,165,820)....................                     28,046,414
                                                           ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *Taiwan Dollar
   (Cost $2,255,305)....................                      2,256,800
                                                           ------------
TOTAL -- TAIWAN
  (Cost $32,421,125)....................                     30,303,214
                                                           ------------
SOUTH KOREA -- (7.6%)
COMMON STOCKS -- (7.6%)
 *A-Nam Industrial Co., Ltd.............          60,699        171,125
 Asia Cement Manufacturing Co., Ltd.....           5,730        137,786
 BYC Co., Ltd...........................             810         32,239
 *Boo Kook Securities Co., Ltd..........          17,385         57,229
 Boram Securities Co., Ltd..............          30,190        132,425
 *CKD Bio Corp..........................           3,109         10,350
 Cheil Industrial, Inc..................          65,114        826,073

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 Cho Kwang Leather Co., Ltd.............           4,860   $     17,651
 Choil Aluminium Mfg. Co., Ltd..........           5,770         20,094
 Chon Bang Co., Ltd.....................           2,520         62,687
 *Chong Kun Dang........................          11,299         18,832
 Choong Wae Pharmaceutical..............           6,466         41,230
 *Choongnam Spinning Co., Ltd...........           3,573          5,214
 Chosun Refractories Co., Ltd...........           3,320         45,836
 DPI Co., Ltd...........................          21,500         51,432
 Dae Chang Industrial Co................           6,170         17,164
 Dae Dong Industrial Co., Ltd...........           3,930         12,057
 Daegu Bank Co., Ltd....................         148,102        567,356
 Daehan Flour Mills Co., Ltd............           1,045         36,480
 Daehan Synthetic Fiber Co., Ltd........           2,000         31,509
 Daelim Industrial Co., Ltd.............          53,760      1,007,443
 Daesung Industrial Co., Ltd............           4,820         84,330
 *Daewoo Electronic Components Co.,
   Ltd..................................          11,310         19,882
 Daewoo Engine..........................          81,360        252,985
 Daewoo Motor Sales Corp................          27,520        191,682
 Daishin Securities Co., Ltd............          55,991        872,828
 Dogwon Best Food Co., Ltd..............           2,816         74,486
 Dong Ah Tire Industrial Co., Ltd.......          21,600         69,761
 Dong IL Rubber Belt Co., Ltd...........           6,271         13,026
 Dong Wha Pharmaceutical Industries
   Co...................................           5,167         32,561
 Dongbu Steel Co., Ltd..................          21,798         58,381
 Dong-Il Corp...........................           4,205        105,299
 Dongkook Industries Co., Ltd...........           1,620          6,703
 Dongkuk Steel Mill Co., Ltd............         105,352        457,748
 Dongsung Chemical Industries...........           3,770         24,383
 *Dongwon Finance Co., Ltd..............           2,286         17,609
 Dongwon Industries Co., Ltd............           1,876         14,451
 *Dongwon Securities Co., Ltd...........          82,956        430,601
 *Doosan Construction & Engineering Co.,
   Ltd..................................          38,801         53,569
 Doosan Heavy Industries & Construction
   Co., Ltd.............................          51,050        267,949
 Global & Yuasa Battery Co., Ltd........          11,600         17,025
 HS R&A Co., Ltd........................           4,980         22,711
 *Han Wha Corp..........................           8,300         19,786
 Handok Pharmaceuticals Co., Ltd........          10,900         46,908
 Hanil Cement Manufacturing Co., Ltd....           9,505        382,249
 Hanil Iron & Steel Co., Ltd............           1,620         12,654
 Hanil Securities Co., Ltd..............          46,583        169,568
 Hanjin Shipping Co., Ltd...............          74,836        626,736
 Hanjin Transportation Co., Ltd.........           8,950         94,250
 Hankook Caprolactam Corp...............          16,830         28,887
 *Hankook Core Co., Ltd.................           7,001         26,152
 Hankook Cosmetics Co., Ltd.............          30,000         34,080
 Hankook Tire Manufacturing Co., Ltd....         150,550        586,721
 Hankuk Glass Industries, Inc...........          11,840        226,295
 Hankuk Paper Manufacturing Co., Ltd....           3,100         63,362
 *Hansol Chemical Co., Ltd..............          12,467         24,603
 Hansol Paper Co., Ltd..................          45,534        218,986
 *Hansol Telecom Co., Ltd...............           5,430          9,658
 *Hanwha Chemical Corp..................         100,650        410,612
 *Hanwha Securities Co., Ltd............          19,500         46,325
 Heesung Cable, Ltd.....................           3,660         17,905
 *Histeel Co., Ltd......................           1,080          7,612
 Hotel Shilla, Ltd......................          39,640        165,002
 Huchems Chemical.......................          21,300         49,453
 *Hung Chang Co., Ltd...................             197            448
 Hwa Sung Industrial Co.................           8,300         27,942
 *Hynix Semicondutor Inc................           3,142          9,939
                                              SHARES          VALUE+
                                              ------          ------
 *Hyosung T & C Co., Ltd................          15,490   $    184,313
 Hyundai Cement Co., Ltd................           5,185         98,885
 *Hyundai Corp..........................          53,540         26,637
 Hyundai Department Store Co., Ltd......          20,728        446,872
 *Hyundai Department Store H & S Co.,
   Ltd..................................           5,182         69,179
 Hyundai Development Co. - Engineering &
   Construction.........................          36,000        238,806
 Hyundai Fire & Marine Insurance Co.,
   Ltd..................................           7,420        207,957
 *Hyundai Heavy Industries Co., Ltd.....          51,730      1,005,861
 *Hyundai Merchant Marine Co., Ltd......         104,000        235,423
 *Hyundai Mipo Dockyard Co., Ltd........          12,110         67,880
 Hyundai Motor Co., Ltd.................          77,290      1,845,731
 *Hyundai Pipe Co., Ltd.................          83,740        324,267
 *Hyundai Securities Co., Ltd...........          52,520        223,406
 ISU Chemical Co., Ltd..................           8,990         68,580
 *Il Yang Pharmaceutical Co., Ltd.......           6,107         18,129
 IlJin Electric, Ltd....................          25,708         40,715
 IlShin Spinning Co., Ltd...............           1,990         57,010
 *Iljin Corp............................          18,000         24,403
 Inchon Iron & Steel Co., Ltd...........         122,780        678,039
 *Jinro, Ltd............................          12,210         15,187
 *KP Chemical Corp......................           5,526          7,056
 *KTB Network, Ltd......................          29,000         50,017
 Kolon Engineering & Construction Co.,
   Ltd..................................          25,790         50,468
 Kolon Industries, Inc..................          21,199        124,803
 *Kolon International...................           1,905          9,572
 Korea Cast Iron Pipe Co., Ltd..........          15,038         23,068
 *Korea Exchange Bank...................         311,068        871,816
 *Korea Industrial Leasing Co., Ltd.....          19,448          7,660
 Korea Iron & Steel Co., Ltd............          10,440         55,576
 Korea Iron & Steel Works Co., Ltd......           5,791         74,428
 *Korea Line Corp.......................           9,110         45,701
 Korea Polyol Co., Ltd..................           4,710         96,075
 Korea Steel Chemical Co., Ltd..........           9,670        101,030
 Korea Zinc Co., Ltd....................          17,730        294,030
 Korean Air Lines Co., Ltd..............         120,158      1,255,382
 *Korean French Banking Corp............          13,000         12,504
 Korean Reinsurance Co., Ltd............           9,009        218,128
 *Kumho Industrial Co., Ltd.............          47,568         86,380
 Kyungbang Co., Ltd.....................           1,856         43,399
 LG Cable & Machinery, Ltd..............          15,770        169,992
 LG Construction, Ltd...................          65,802      1,145,806
 LG International Corp..................          72,934        407,003
 Lotte Confectionary Co., Ltd...........           1,170        533,582
 Lotte Sam Kang Co., Ltd................             780         81,169
 Namhae Chemical Corp...................          49,700         55,428
 Nong Shim Co., Ltd.....................           7,275        597,201
 *Oriental Brewery Co., Ltd.............          10,340         77,164
 Oriental Fire & Marine Insurance Co.,
   Ltd..................................           8,060         93,900
 Ottogi Corporation.....................           3,230         74,724
 Poong San Corp.........................          33,530        290,538
 *Rocket Electric Co., Ltd..............           3,460          7,373
 SK Corp., Ltd..........................         176,062      1,532,878
 *SK Gas Co., Ltd.......................           4,000         54,726
 SKC Co., Ltd...........................          15,000         68,159
 *Saehan Industries, Inc................          60,780         72,825
 Sam Pyo Foods Co., Ltd.................           3,610         16,434
 Sam Yang Corp..........................           8,775        150,252
 Sam Yung Trading Co., Ltd..............          13,840         17,042
 Samhwa Crown and Closure Co., Ltd......           3,100         21,027
 Samsung Climate Control Co., Ltd.......           7,500         29,975

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 Samsung Corp...........................         156,980   $    895,541
 *Samsung Engineering Co., Ltd..........          19,000         60,025
 Samsung Fine Chemicals.................          19,300        280,858
 Samwhan Corp. Co., Ltd.................           9,100         40,143
 Samyang Genex Co., Ltd.................           2,700         83,284
 Samyang Tong Sang Co., Ltd.............           2,820         32,035
 Samyoung Chemical Co., Ltd.............           2,820         16,625
 Samyoung Electronics Co., Ltd..........           9,800         68,665
 Seah Holdings Corp.....................           3,593         40,816
 Seah Steel Corp........................           6,245         67,318
 *Sepoong Corp., Ltd....................           8,172          2,778
 *Shin Dong-Ah Fire & Marine Insurance
   Co...................................           5,520          6,637
 *Shin Heung Securities Co., Ltd........           9,130         20,819
 Shin Young Securities Co., Ltd.........          13,880        147,317
 Shin Young Wacoal, Inc.................             273          9,304
 Shinmoorim Paper Manufacturing Co.,
   Ltd..................................          17,400         76,612
 Song Woun Industries Co., Ltd..........           1,500         26,119
 *Ssangyong Cement Industry Co., Ltd....         144,832        193,349
 Ssangyong Heavy Industy Co., Ltd.......           9,469         60,457
 Sunkyong Industries, Ltd...............          13,280         43,110
 *Sunkyong, Ltd.........................          95,956        200,505
 Tae Kwang Industrial Co., Ltd..........           1,040        152,206
 Taegu Department Store Co., Ltd........           6,071         48,578
 Tai Han Electric Wire Co., Ltd.........          41,268        204,629
 Tai Lim Packaging Industries Co.,
   Ltd..................................           4,380         10,896
 Taihan Sugar Industrial Co., Ltd.......           3,881         31,859
 *Tong Yang Cement Corp.................          24,960         34,977
 *Tong Yang Mool San Co., Ltd...........           4,560          7,581
 *Tong Yang Securities Co., Ltd.........          41,600         62,090
 *Tongkook Corp.........................             607            786
 *Trigem Computer, Inc..................          47,150        208,383
 Youngone Corp..........................          51,520         60,235
 Youngpoong Corp........................           1,580         57,776
 Yuhan Corp.............................           4,933        233,970
                                                           ------------
TOTAL -- SOUTH KOREA
  (Cost $25,150,698)....................                     27,984,169
                                                           ------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
 *A&M Realty Berhad.....................         151,000         30,995
 ACP Industries Berhad..................         108,000         83,558
 AMMB Holdings Berhad...................         521,636        469,472
 *Advance Synergy Berhad................         249,000         23,262
 *Advanced Synergy Capital Berhad.......         153,500         25,651
 Affin Holdings Berhad..................       1,000,500        254,074
 Aluminum Co. of Malaysia...............         250,000         76,316
 Ancom Berhad...........................         115,000         28,599
 Ann Joo Resources Berhad...............          80,000         22,526
 *Antah Holding Berhad..................         306,000         19,729
 *Arab Malaysia Corp. Berhad............         775,000        201,908
 *Arab Malaysian Development Berhad.....         309,000         16,670
 *Asas Dunia Berhad.....................         122,000         16,374
 *Asia Pacific Land Berhad..............         700,000         43,289
 Asiatic Development Berhad.............         548,000        183,147
 Ayer Hitam Planting Syndicate Berhad...          27,000         15,703
 Bandar Raya Developments Berhad........         568,000        173,389
 Batu Kawan Berhad......................         154,000        218,842
 *Berjaya Capital Berhad................         499,000        103,083
 *Berjaya Group Berhad..................       1,247,000         54,146
 Berjaya Land Berhad....................         638,000        136,834
 *Berjaya Singer Berhad.................         303,000         83,724
 Bernas Padiberas Nasional Berhad.......         390,000        120,079
                                              SHARES          VALUE+
                                              ------          ------
 Bimb Holdings Berhad...................         598,000   $    239,200
 Bolton Properties Berhad...............         145,000         35,296
 Boustead Holdings Berhad...............         293,000        137,247
 *Cahya Mata Sarawak Berhad.............         460,000        214,263
 *Camerlin Group Berhad.................         208,000         69,516
 Chemical Co. of Malaysia Berhad........         311,000        121,126
 Chin Teck Plantations Berhad...........          81,000         99,758
 Commerce Asset Holding Berhad..........       1,104,000        958,737
 Cycle & Carriage Bintang Berhad........          95,000        109,500
 DMIB Berhad............................         222,000         83,542
 DNP Holdings Berhad....................         166,000         25,774
 *Damansara Realty Berhad...............         391,000         11,318
 Datuk Keramik Holdings Berhad..........         127,000          9,692
 Diversified Resources Berhad...........       1,100,200        654,329
 Edaran Otomobil Nasional Berhad........         264,000        618,316
 Esso Malaysia Berhad...................         145,000         80,895
 Europlus Berhad........................         194,000         25,782
 *Faber Group Berhad....................         170,300         10,532
 Far East Holdings Berhad...............          59,400         45,957
 Federal Flour Mills Berhad.............         196,000        278,526
 General Corp. Berhad...................         178,000         22,250
 *Glomac Berhad.........................         132,000         57,663
 Golden Hope Plantations Berhad.........       1,157,000      1,035,211
 *Golden Plus Holdings Berhad...........         201,000         28,034
 Grand United Holdings Berhad...........         208,000         36,400
 *Gula Perak Berhad.....................         250,000         69,737
 Guthrie Ropel Berhad...................         148,000        136,316
 Hap Seng Consolidated Berhad...........         380,000        212,000
 Highlands and Lowlands Berhad..........         654,000        567,947
 Hong Leong Credit Berhad...............       1,097,137      1,247,272
 Hong Leong Industries Berhad...........         261,000        256,879
 Hong Leong Properties Berhad...........         784,000        110,379
 Hume Industries (Malaysia) Berhad......         192,667        190,639
 Hwang-DBS (Malaysia) Berhad............         193,000         63,995
 IGB Corp. Berhad.......................       1,019,500        228,046
 IJM Corp. Berhad.......................         511,000        605,132
 *Insas Berhad..........................         664,000         71,642
 Island & Peninsular Berhad.............         522,500        423,500
 *Jasa Megah Industries Berhad..........         197,000         40,955
 Jaya Tiasa Holdings Berhad.............         235,000        166,974
 *Johan Holdings Berhad.................         228,000         18,300
 Johor Port Berhad......................         323,000        133,450
 Johore Tenggara Oil Palm Berhad........          97,000         24,122
 K & N Kenanga Holdings Berhad..........         536,000        102,968
 *KIG Glass Industrial Berhad...........         260,000         21,553
 *Kamunting Corp. Berhad................         581,000         77,212
 Keck Seng (Malaysia) Berhad............         188,000         64,811
 *Kejora Harta Berhad...................         117,000         13,393
 Kian Joo Can Factory Berhad............         144,000         79,579
 Kim Hin Industry Berhad................         203,000        109,513
 Kuala Lumpur Kepong Berhad.............         117,000        183,197
 Kuala Sidim Berhad.....................         145,000        227,039
 *Kub Malaysia Berhad...................         958,000        136,137
 Kulim Malaysia Berhad..................         181,000        110,982
 *Kumpulan Emas Berhad..................         339,000         37,022
 *Kwantas Corp. Berhad..................         123,000         81,245
 *Land - General Berhad.................         754,000         61,511
 Landmarks Berhad.......................         636,000         68,621
 *Leader Universal Holdings Berhad......         427,333         61,851
 *Leong Hup Holdings Berhad.............         286,000         52,684
 *Lien Hoe Corp. Berhad.................         158,250         16,241
 Lingui Development Berhad..............         570,000        147,000
 Lion Industries Corp. Berhad...........         346,781         44,717
 *MBF Holdings Berhad...................          41,850              0
 MBM Resources Berhad...................         143,333        111,649

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 MUI Properties Berhad..................         724,000   $     56,205
 Malayan Cement Berhad..................          67,500         12,434
 Malayawata Steel Berhad................         233,000        123,858
 *Malaysia Building Society Berhad......         263,000         21,109
 Malaysia Industrial Development Finance
   Berhad...............................         743,000        183,795
 Malaysia Mining Corp. Berhad...........       1,204,000        709,726
 *Malaysian Airlines System Berhad......          80,000         77,053
 Malaysian Mosaics Berhad...............         429,000        156,924
 *Malaysian Plantations Berhad..........         394,000        110,942
 Maruichi Malaysia Steel Tube Berhad....         184,000        126,863
 Matsushita Electric Co. (Malaysia)
   Berhad...............................          44,880        100,389
 Mega First Corp. Berhad................         448,000         79,579
 Metrojaya Berhad.......................         105,000         23,763
 *Metroplex Berhad......................         817,000         15,050
 Muda Holdings Berhad...................         237,000         32,432
 Muhibbah Engineering Berhad............         119,000         22,547
 *Mulpha International Berhad...........       1,561,000        166,370
 *Multi-Purpose Holdings Berhad.........       1,344,000        424,421
 *Naluri Berhad.........................         676,000        222,368
 New Straits Times Press (Malaysia)
   Berhad...............................         154,000        145,084
 Northport Corporation Berhad...........         105,000         51,118
 Nylex (Malaysia) Berhad................         219,500         36,102
 OSK Holdings Berhad....................         592,666        216,791
 Oriental Holdings Berhad...............         700,016        707,385
 Oriental Interest Berhad...............         170,000         55,026
 Osk Property Holdings Berhad...........          53,878         11,555
 Oyl Industries Berhad..................          96,333        633,770
 PJ Development Holdings Berhad.........         529,000         57,076
 Pacific & Orient Berhad................          42,000         17,463
 *Pan Pacific Asia Berhad...............         100,000          2,368
 *Paracorp Berhad.......................         252,000         20,889
 Paramount Corp. Berhad.................          73,000         27,279
 Peladang Kimia Berhad..................          25,000          4,934
 Perlis Plantations Berhad..............         705,333        853,824
 *Pernas International Holdings Berhad..         757,000        155,384
 Perusahaan Otomobil Nasional Berhad....         781,000      1,654,487
 Phileo Allied Berhad...................         485,000        177,408
 *Pica (M) Corp. Berhad.................         204,000          1,611
 *Pilecon Engineering Berhad............         210,000          5,526
 *Prime Utilities Berhad................          46,000         16,826
 *Promet Berhad.........................         140,000         10,684
 RHB Capital Berhad.....................       1,122,000        498,995
 Road Builders (Malaysia) Holdings
   Berhad...............................         243,000        211,026
 SCB Developments Berhad................         120,000        135,789
 Sanda Plastics Industries Berhad.......         102,000         11,945
 Sapura Telecommunications Berhad.......         141,000         66,789
 Sarawak Enterprise Corp. Berhad........       1,510,000        381,474
 Sarawak Oil Palms Berhad...............          93,000         46,745
 Scientex, Inc. Berhad..................         116,000         49,758
 Selangor Dredging Berhad...............          84,000          8,068
 Selangor Properties Berhad.............         402,000        176,668
 Shell Refining Co. Federation of
   Malaysia Berhad......................          48,000         53,558
 *Silverstone Corp. Berhad..............           8,690            732
 Sime Darby Berhad (Malaysia)...........         355,980        477,763
 Southern Acids (Malaysia) Berhad.......          44,000         20,032
 Southern Bank Berhad (Foreign).........         574,250        359,662
 *Southern Steel Berhad.................         330,000        121,579
 Sunrise Berhad.........................         134,000         46,547
 Sunway City Berhad.....................         294,000         44,100
                                              SHARES          VALUE+
                                              ------          ------
 *Sunway Holdings, Inc. Berhad..........         394,000   $     35,253
 *Suria Capital Holdings Berhad.........         498,000         58,974
 Ta Enterprise Berhad...................       1,772,000        261,137
 Talam Corp. Berhad.....................         152,000         32,200
 *Tan & Tan Developments Berhad.........         374,000         83,658
 Tan Chong Motor Holdings Berhad........         665,000        190,750
 Tekala Corp. Berhad....................         111,000         18,257
 *Time Dotcom Berhad....................       1,035,000        422,171
 Tiong Nam Transport Holdings Berhad....          52,000         18,747
 Tradewinds (Malaysia) Berhad...........         189,000         89,526
 Tronoh Mines Malaysia Berhad...........          48,000         24,632
 *UDA Holdings Berhad...................         310,000        112,579
 UMW Holdings Berhad....................         380,666        786,376
 *Unico-Desa Pl Berhad..................         194,000         66,368
 Union Paper Holdings Berhad............         313,000         72,896
 *Uniphone Telecommunications Berhad....         116,000         32,968
 United Malacca Rubber Estates Berhad...         153,000        128,037
 United Plantations Berhad..............         112,000        131,453
 *Utama Banking Group Berhad............         600,000        192,632
 *VS Industry Berhad....................          76,000         50,600
 Warisan TC Holdings Berhad.............          33,250         16,450
 Worldwide Holdings Berhad..............         136,000         61,916
 YTL Corp. Berhad.......................          30,000         28,421
 Yeo Hiap Seng (Malaysia) Berhad........          59,000         27,326
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $23,387,258)....................                     26,969,419
                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
 *MBF Holdings Berhad Warrants 05/20/13
   (Cost $0)............................           8,370              0
                                                           ------------
TOTAL -- MALAYSIA
  (Cost $23,387,258)....................                     26,969,419
                                                           ------------
MEXICO -- (6.9%)
COMMON STOCKS -- (6.9%)
 Apasco S.A. de C.V.....................         172,000      1,205,781
 *Cintra S.A. de C.V....................          85,000         15,826
 *Consorcio Hogar S.A. de C.V.
   Series B.............................          27,000          5,589
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................       3,013,000      2,010,806
 *Corporacion Geo S.A. de C.V.
   Series B.............................         345,700      1,003,096
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....         599,505      1,072,720
 Desc S.A. de C.V. Series B.............       4,119,800      1,434,500
 El Puerto de Liverpool S.A. Series 1..           20,000         20,312
 El Puerto de Liverpool S.A.
   Series C1............................         328,600        335,306
 *Empaques Ponderosa S.A. de C.V. Series
   B....................................          90,000          7,303
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................       1,974,600        464,095
 *Empresas la Moderna S.A. de C.V.
   Series A.............................       1,196,185        610,878
 Fomento Economico Mexicano Series B &
   D....................................         488,000      1,944,639
 Gruma S.A. de C.V. Series B............         774,950        745,794
 Grupo Carso S.A. de C.V. Series A-1....         271,000        845,320
 Grupo Cementos de Chihuahua, S.A. de
   C.V..................................         681,000        580,948

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 Grupo Corvi S.A. de C.V. Series L......         284,000   $     64,277
 Grupo Financiero del Norte S.A. Series
   C....................................         650,000      1,886,693
 Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................              75              0
 Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................          18,818              0
 Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................         437,465        389,272
 *Grupo Gigante S.A. de C.V. Series B...         319,920        176,375
 Grupo Industrial Alfa S.A. Series A....       1,675,264      2,900,402
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................       1,531,900        552,664
 Grupo Industrial Saltillo Unique
   Series...............................         339,000        472,154
 *Grupo Iusacell S.A. de C.V. Series V..       2,870,000        116,588
 *Grupo Posadas S.A. de C.V. Series L...         356,000        161,834
 *Grupo Tribasa S.A. de C.V.............         145,000              0
 Herdez Common Series...................         319,000        111,229
 *Hylsamex S.A. de C.V. Series B........         237,100        116,727
 Industrias Bachoco S.A. de C.V.
   (Certificate Representing Series B
   and Series L)........................         121,000        215,340
 Industrias Penoles S.A. de C.V.........         877,200      1,569,612
 *Industrias S.A. de C.V. Series B......          93,000        184,399
 *Jugos del Valle S.A. de C.V. Series
   B....................................         140,900        145,956
 *Nueva Grupo Mexico S.A. de C.V. Series
   B....................................       1,791,200      2,719,979
 *Organizacion Soriana S.A. de C.V.
   Series B.............................         200,000        386,885
 *Sanluis Corporacion S.A. de
   C.V.(Certificates representing 1
   share Series B, 1 share Series C & 1
   share Series D)......................          50,400         16,574
 *US Commercial Corp. S.A. de C.V.......         271,000         99,604
 Vitro S.A..............................         920,400        649,862
                                                           ------------
TOTAL -- MEXICO
  (Cost $29,774,508)....................                     25,239,339
                                                           ------------
HUNGARY -- (5.1%)
COMMON STOCKS -- (5.1%)
 *Danubius Hotel & Spa RT...............         116,034      1,806,062
 *Fotex First Hungarian-American Photo
   Service Co...........................       2,335,273      1,442,920
 Globus Konzervipari RT.................         192,572        953,709
 Magyar Olay-Es Gazipari RT.............         162,471      4,360,352
 *Mezogazdasagi Gepgyarto
   Reszvenytarsasag (Mezogep)...........          84,611        510,823
 *North American Business Industries
   RT...................................          82,471      1,061,933
 Pannonplast P.L.C......................         138,882      1,008,788
 *Raba Hungarian Railway Carriage &
   Machine Works........................         383,739      1,900,460
 *Synergon Information Systems Ltd.,
   Budapest.............................         247,161        629,516
 *Tiszai Vegyi Kombinat RT..............         198,198      3,659,860
 *Zalakeramia, Ltd......................         176,789      1,300,808
                                                           ------------
TOTAL -- HUNGARY
  (Cost $17,250,753)....................                     18,635,231
                                                           ------------
CHILE -- (4.7%)
COMMON STOCKS -- (4.7%)
 Banco de Credito e Inversiones SA
   Series A.............................          54,733        582,719
 Banmedica SA...........................         347,000         72,925
 CAP SA (Compania de Aceros del
   Pacifico)............................         199,310        293,206
 COPEC (Cia de Petroleos de Chile)......         947,488      4,551,924
 CTI SA (Cia Tecno Industrial)..........       4,900,000         73,800
                                              SHARES          VALUE+
                                              ------          ------
 Cementos Bio-Bio S.A...................          47,327   $     48,736
 Cervecerias Unidas SA..................         143,000        470,623
 Consumidores de Gas de Santiago SA.....         103,000        418,494
 *Empresa Nacional de Electricidad SA...       2,009,503        605,314
 Empresa Nacional de Telecomunicaciones
   SA...................................          49,000        256,413
 Empresas Iansa SA......................       4,994,997        174,956
 *Enersis SA............................       5,882,242        514,670
 *Forestal Terranova SA.................         147,795         68,333
 Industrias Forestales Inforsa SA.......       2,387,597        317,789
 *Inversiones Frimetal SA...............       4,900,000              0
 *Madeco Manufacturera de Cobre SA......       1,194,560         61,088
 Maderas y Sinteticos SA................       1,379,095        357,454
 Manufacturera de Papeles y Cartones
   SA...................................         285,547      2,940,484
 Minera Valparaiso SA...................           7,500         48,862
 Parque Arauco S.A......................         455,207        146,687
 Sociedad Industrial Pizarreno SA.......          63,000         38,925
 Sociedad Quimica y Minera de Chile SA
   Series A.............................          43,364        127,586
 Sociedad Quimica y Minera de Chile SA
   Series B.............................         945,090      2,529,067
 Soquimic Comercial SA..................         150,000         21,016
 Sud Americana de Vapores SA............         410,000        205,359
 *Telecomunicaciones de Chile SA Series
   A....................................         384,000      1,124,427
 *Telecomunicaciones de Chile SA Series
   B....................................         372,166        797,778
 Vina de Concha y Toro SA...............         350,000        294,221
 Vina Sta Carolina SA Series A..........         163,489         23,249
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $17,791,079)....................                     17,166,105
                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
 *Enersis SA Rights 06/30/03
   (Cost $0)............................      17,299,038         49,196
                                                           ------------

                                               FACE
                                             AMOUNT@
                                             -------
                                              (000)
TEMPORARY INVESTMENTS -- (0.0%)
Repurchase Agreement, Citigroup (Chile)
  S.A. C. De Bolsa, 2.04%, 06/02/03
  (Collateralized by 26,170,461 Central
  Bank Notes 3.20%, 10/01/03, valued at
  26,174,910) to be repurchased at
  26,177,344
  (Cost $36,672)........................          26,175         36,672
INVESTMENT IN CURRENCY -- (0.0%)
 *Chilean Pesos
   (Cost $30,361).......................                         29,839
                                                           ------------
TOTAL -- CHILE
  (Cost $17,858,112)....................                     17,281,812
                                                           ------------

                                              SHARES
                                              ------
POLAND -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Amica Wronki SA.......................          37,993        230,197
 Bank Przemyslowo Handlowy Pbk..........           9,050        640,942
 *Big Bank Gdanski SA...................       2,399,724      1,757,699
 Bre Bank SA............................          50,421      1,057,702
 *Budimex SA............................          66,643        493,516
 Debica SA..............................         178,183      3,771,404
 *Farmacol SA...........................          18,486        238,945
 *Huta Ferrum SA........................          43,319         18,431
 *Impexmetal SA.........................          56,975        198,687

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                              SHARES          VALUE+
                                              ------          ------
 Kredyt Bank SA.........................         195,796   $    579,977
 Lentex SA..............................          36,530        154,441
 *Mostostal Export SA...................         654,595        216,816
 *Mostostal Warszawa SA.................          46,235        128,862
 *Mostostal Zabrze Holding SA...........         140,376         26,083
 Orbis SA...............................         250,198      1,077,998
 *Polifarb Cieszyn Wroclaw SA...........         663,192      1,339,414
 Przedsiebiorstwo Farmaceutyczne JELFA
   SA...................................          99,415      1,177,928
 *Raciborska Fabryka Kotlow SA..........         245,118        330,035
 *Sokolowskie Zaklady Miesne SA.........         640,373        391,447
 *Stalexport SA.........................         187,618         87,405
 Zaklady Metali Lekkich Kety SA.........          61,974      1,349,548
                                                           ------------
TOTAL -- POLAND
  (Cost $14,043,202)....................                     15,267,477
                                                           ------------
ARGENTINA -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................       2,261,067      1,731,900
 *Alpargatas SA Industrial y Comercial..           6,363          6,857
 Atanor Cia Nacional para la Industria
   Quimica SA Series D..................         370,894        639,515
 *Banco del Sud Sociedad Anonima Series
   B....................................         310,563        169,915
 *Banco Frances del Rio de la Plata
   SA...................................         178,000        295,112
 *Banco Suquia SA.......................         327,868         53,815
 *Capex SA Series A.....................         131,575        100,345
 *Celulosa Argentina SA Series B........          10,843         10,283
 *Central Costanera SA Series B.........         261,000        265,691
 *Central Puerto SA Series B............         161,000         56,055
 *Cresud SA Comercial Industrial
   Financiera y Agropecuaria............         535,252        434,832
 *DYCASA SA (Dragados y Construcciones
   Argentina) Series B..................          55,000         56,353
 *Garovaglio y Zorraquin SA.............          65,800         20,946
 *Grupo Financiero Galicia SA Series B..       1,697,935        505,586
 *IRSA Inversiones y Representaciones
   SA...................................       1,257,197      1,050,513
 *Juan Minetti SA.......................         806,693        593,825
 Ledesma S.A.A.I........................         825,405        476,227
 *Metrogas SA Series B..................         176,000         54,274
 *Molinos Rio de la Plata SA Series B...         307,214        466,556
 *Polledo SA Industrial y Constructora y
   Financiera...........................          50,000         17,077
 *Renault Argentina SA..................       1,105,834        667,358
 *Siderar SAIC Series A.................         645,512      1,819,368
 *Sol Petroleo SA.......................         173,000         45,318
 *Solvay Indupa S.A.I.C.................       1,334,322        880,463
 *Telecom Argentina Stet-France SA
   Series B.............................         476,600        505,710
 *Tenaris SA............................       1,660,259      3,688,486
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $17,960,651)....................                     14,612,380
                                                           ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $45,492).......................                         45,534
                                                           ------------
TOTAL -- ARGENTINA
  (Cost $18,006,143)....................                     14,657,914
                                                           ------------
PHILIPPINES -- (2.7%)
COMMON STOCKS -- (2.7%)
 Aboitiz Equity Ventures, Inc...........       5,782,000        250,731
 Alaska Milk Corp.......................       7,953,000        388,170
 *Alsons Consolidated Resources, Inc....      16,904,000         44,108
                                              SHARES          VALUE+
                                              ------          ------
 *Bacnotan Consolidated Industries,
   Inc..................................       1,696,970   $    304,225
 *Belle Corp............................      41,361,000        333,870
 *Cebu Holdings, Inc....................       7,763,250         55,379
 *Digital Telecommunications
   (Philippines), Inc...................      65,200,000        881,247
 *Fil-Estate Land, Inc..................       3,196,340          8,400
 *Filinvest Development Corp............       5,283,500        103,151
 *Filinvest Land, Inc...................      82,665,400      1,288,010
 *Filipina Water Bottling Corp..........       5,471,786              0
 *Guoco Holdings (Philippines), Inc.....      14,400,000         23,653
 Kepphil Shipyard, Inc..................       9,725,165         52,943
 *Kuok Philippine Properties, Inc.......       4,300,000          4,036
 *Megaworld Properties & Holdings,
   Inc..................................      86,325,000        907,490
 *Metro Bank and Trust Co...............         349,020        167,074
 *Metro Pacific Corp....................     167,120,000        517,642
 *Mondragon International Philippines,
   Inc..................................       2,464,000         10,639
 *PDCP Development Bank.................         409,000          4,607
 Petron Corp............................      15,160,000        512,258
 *Philippine National Bank..............       1,349,000        481,153
 *Philippine National Construction
   Corp.................................         398,900         28,268
 *Philippine Realty & Holdings Corp.....      20,930,000          7,858
 Philippine Savings Bank................       1,095,390        575,763
 *Pryce Properties Corp.................       4,330,000          9,348
 *RFM Corp..............................       2,488,200         31,295
 Robinson's Land Corp. Series B.........      16,019,000        420,999
 SM Development Corp....................      21,996,400        462,474
 Security Bank Corp.....................       2,713,200        509,330
 *Solid Group, Inc......................      19,668,000        103,380
 Soriano (A.) Corp......................      20,195,000        246,419
 *Southeast Asia Cement Holdings, Inc...      42,885,880         33,410
 *Swift Foods, Inc......................       1,244,100         11,210
 Union Bank of the Philippines..........         387,100        127,168
 Universal Robina Corp..................      15,073,300      1,160,138
 *Urban Bank, Inc.......................          14,950              0
                                                           ------------
TOTAL -- PHILIPPINES
  (Cost $27,154,096)....................                     10,065,846
                                                           ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $285)..........................                            395
                                                           ------------

                                               FACE
                                              AMOUNT
                                              ------
                                              (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.20%, 06/02/03
   (Collateralized by $11,511,000 U.S.
   Treasury Notes 2.25%, 07/31/04,
   valued at $11,741,220) to be
   repurchased at $11,568,157
   (Cost $11,567,000)...................  $       11,567     11,567,000
                                                           ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $359,968,155)++.......................                   $367,049,889
                                                           ============

--------------------

  +  See Note B to Financial Statements
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $360,850,534
  @  Denominated in local currency or the Euro

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $359,968)..............  $  367,050
Cash..............................................          15
Receivables:
  Investment Securities Sold......................           6
  Dividends and Interest..........................       1,752
  Fund Shares Sold................................         742
Prepaid Expenses and Other Assets.................           1
                                                    ----------
    Total Assets..................................     369,566
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................       3,222
  Due to Advisor..................................          29
  Deferred Thailand Capital Gains Tax.............       1,682
  Deferred Chilean Repatriation Tax...............         504
Accrued Expenses and Other Liabilities............         116
                                                    ----------
    Total Liabilities.............................       5,553
                                                    ----------
NET ASSETS applicable to 24,597,068 shares
  outstanding $.01 par value shares (Authorized
  200,000,000 shares).............................  $  364,013
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    14.80
                                                    ==========
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  348,831
Accumulated Net Investment Income (Loss)..........        (725)
Accumulated Net Realized Gain (Loss)..............      10,593
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................        (187)
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency
  Transactions....................................       7,082
Deferred Thailand Capital Gains Tax...............      (1,682)
Unrealized Net Foreign Exchange Gain (Loss).......         101
                                                    ----------
    Total Net Assets..............................  $  364,013
                                                    ==========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 2003

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $544).........................................  $ 5,131
  Interest........................................       63
                                                    -------
      Total Investment Income.....................    5,194
                                                    -------
EXPENSES
  Investment Advisory Services....................      159
  Accounting & Transfer Agent Fees................      189
  Custodian Fees..................................      226
  Legal Fees......................................       15
  Audit Fees......................................        8
  Shareholders' Reports...........................       21
  Trustees' Fees and Expenses.....................        2
  Other...........................................       27
                                                    -------
      Total Expenses..............................      647
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    4,547
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   14,912
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................     (187)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities and Foreign Currency....   30,598
  Translation of Foreign Currency Denominated
    Amounts.......................................       22
  Deferred Thailand Capital Gains Tax.............      (75)
                                                    -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................   45,270
                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $49,817
                                                    =======

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS     YEAR
                                             ENDED       ENDED
                                            MAY 31,    NOV. 30,
                                             2003        2002
                                          -----------  ---------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  4,547    $  5,561
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     14,912      (1,177)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (187)       (294)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....     30,598      20,328
  Translation of Foreign Currency
    Denominated Amounts.................         22          (2)
  Deferred Thailand Capital Gains Tax...        (75)     (1,607)
                                           --------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     49,817      22,809
                                           --------    --------
Distributions From:
  Net Investment Income.................     (2,168)     (7,829)
  Net Long-Term Gains...................         --      (4,849)
                                           --------    --------
        Total Distributions.............     (2,168)    (12,678)
                                           --------    --------
Capital Share Transactions (1):
  Shares Issued.........................     41,861      60,419
  Shares Issued in Lieu of Cash
    Distributions.......................      2,168      12,678
  Shares Redeemed.......................    (73,262)    (16,727)
                                           --------    --------
        Net Increase (Decrease) from
          Capital Share Transactions....    (29,233)     56,370
                                           --------    --------
        Total Increase (Decrease) in Net
          Assets........................     18,416      66,501
NET ASSETS
  Beginning of Period...................    345,597     279,096
                                           --------    --------
  End of Period.........................   $364,013    $345,597
                                           ========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      3,193       4,547
    Shares Issued in Lieu of Cash
      Distributions.....................        171       1,016
    Shares Redeemed.....................     (5,749)     (1,306)
                                           --------    --------
                                             (2,385)      4,257
                                           ========    ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS     YEAR         YEAR         YEAR         YEAR        APRIL 1
                             ENDED        ENDED        ENDED        ENDED        ENDED         TO
                            MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003        2002         2001         2000         1999         1998
                           ----------  -----------  -----------  -----------  -----------  -----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period....   $  12.81    $  12.28     $  14.14     $  20.88     $  14.74     $  16.13
                            --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.16        0.23         0.38         0.19         0.22         0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       1.91        0.83        (0.92)       (5.75)        8.62        (1.06)
                            --------    --------     --------     --------     --------     --------
Total from Investment
  Operations.............       2.07        1.06        (0.54)       (5.56)        8.84        (0.75)
                            --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.08)      (0.32)       (0.33)       (0.16)       (0.25)       (0.62)
  Net Realized Gains.....         --       (0.21)       (0.99)       (1.02)       (2.45)       (0.02)
                            --------    --------     --------     --------     --------     --------
Total Distributions......      (0.08)      (0.53)       (1.32)       (1.18)       (2.70)       (0.64)
                            --------    --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................   $  14.80    $  12.81     $  12.28     $  14.14     $  20.88     $  14.74
                            ========    ========     ========     ========     ========     ========
Total Investment
  Return.................      16.29%#      8.79%       (4.34)%     (28.02)%      71.69%       (4.80)%

Net Assets, End of Period
  (thousands)............   $364,013    $345,597     $279,096     $295,276     $360,430     $195,463
Ratio of Expenses to
  Average Net Assets.....       0.41%*      0.40%        0.52%        0.54%        0.52%        0.64%
Ratio of Net Investment
  Income to Average Net
  Assets.................       2.87%*      1.67%        3.16%        1.46%        1.51%        2.08%
Portfolio Turnover
  Rate...................          6%*        15%          19%          19%          18%          35%

--------------

*    Annualized
#    Non-annualized

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2003.

    4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    5. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $3,623.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

    The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2003, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2003, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases.........................................  $ 8,717
Sales.............................................   35,127

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At May 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $84,231
Gross Unrealized Depreciation.....................  (78,032)
                                                    -------
    Net...........................................  $ 6,199
                                                    =======

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,609,000, expiring November 30, 2010.

    Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2002, the Fund realized gains on the sale of passive foreign investment companies of $1,892,977, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

    The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Fund under the line of credit with the international custodian bank during the six months ended May 31, 2003.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Fund no longer charges reimbursement fees.

ITEM 2.   CODE OF ETHICS.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This disclosure is not applicable to the Registrant.

ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

     (a) This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after July 15, 2003.

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.


By: /s/ David G. Booth
    -------------------------
    David G. Booth
    President


Date: 8/5/03
    -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ David G. Booth
    -------------------------
    David G. Booth
    Principal Executive Officer
    Dimensional Emerging Markets Value Fund Inc.


Date: 8/5/03
    -------------------------

By: /s/ Michael T. Scardina
    -------------------------
    Michael T. Scardina
    Principal Financial Officer
    Dimensional Emerging Markets Value Fund Inc.


Date: 8/7/03
    -------------------------